TRANSACTIONS WITH RELATED PARTIES - Schedule of key management personnel compensation (Details) - Key management personnel of entity or parent - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Remuneration	$ 12,815	$ 10,651	$ 9,981
Board compensation	1,429	1,109	1,016
Non-monetary benefits	606	565	501
Short-term benefits	13,604	11,814	16,639
Termination benefits	59	1,157	513
Total	$ 28,513	$ 25,296	$ 28,650